SEGMENT REPORTING	9 Months Ended
Sep. 29, 2012
SEGMENT REPORTING
SEGMENT REPORTING

14.            SEGMENT REPORTING

The Company’s segment reporting structure reflects a brand-focused approach, designed to optimize the operational coordination and resource allocation of the Company’s businesses across multiple functional areas including specialty retail, retail outlets, concessions, wholesale apparel, wholesale non-apparel, e-commerce and licensing. During the fourth quarter of 2011, the Company determined that it would disaggregate its former Domestic-Based Direct Brands segment into three reportable segments, JUICY COUTURE, KATE SPADE and LUCKY BRAND. The operations of the Company’s former Partnered Brands segment have become the Company’s Adelington Design Group & Other segment. The four reportable segments described below represent the Company’s brand-based activities for which separate financial information is available and which is utilized on a regular basis by the Company’s CODM to evaluate performance and allocate resources. In identifying the Company’s reportable segments, the Company considers economic characteristics, as well as products, customers, sales growth potential and long-term profitability. As such, the Company configured its operations into the following four reportable segments, each reflecting the different financial missions, cultural profiles and focal points appropriate for these four reportable segments:

•                  JUICY COUTURE segment – consists of the specialty retail, outlet, concession, wholesale apparel, wholesale non-apparel (including accessories, jewelry and handbags), e-commerce and licensing operations of the JUICY COUTURE brand.

•                  KATE SPADE segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of the KATE SPADE and JACK SPADE brands.

•                  LUCKY BRAND segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of LUCKY BRAND.

•                Adelington Design Group & Other segment – consists of: (i) exclusive arrangements to supply jewelry for the DANA BUCHMAN, LIZ CLAIBORNE and MONET brands; (ii) the wholesale non-apparel operations of the TRIFARI brand and licensed KENSIE brand; (iii) the wholesale apparel and wholesale non-apparel operations of the licensed LIZWEAR brand and other brands; and (iv) the licensed LIZ CLAIBORNE NEW YORK brand.

As discussed in Note 1 – Basis of Presentation, on October 31, 2011, the Company completed the sale of 81.25% of its global MEXX business, which was represented by the Company’s former International-Based Direct Brands reportable segment. The operating loss associated with the Company’s former International-Based Direct Brands segment included allocated corporate expenses that could not be reported as discontinued operations and are reflected in the Company’s 2011 segment results.

The Company’s Chief Executive Officer has been identified as the CODM. The CODM evaluates performance and allocates resources based primarily on the operating income of each reportable segment. The accounting policies of the Company’s reportable segments are the same as those described in Note 1 – Basis of Presentation. There are no inter-segment sales or transfers. The Company also presents its results on a geographic basis based on selling location, between Domestic (wholesale customers, Company-owned specialty retail and outlet stores located in the United States and e-commerce sites) and International (wholesale customers and Company-owned specialty retail, outlet and concession stores located outside of the United States). The Company, as licensor, also licenses to third parties the right to produce and market products bearing certain Company-owned trademarks; the resulting royalty income is included within the results of the associated segment.

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
JUICY COUTURE	$344,984	33.9%	$(45,899)	(13.3	) %
LUCKY BRAND	324,245	31.8%	(30,083)	(9.3	) %
KATE SPADE	289,216	28.4%	14,748	5.1%
Adelington Design Group & Other	60,116	5.9%	(9,532)	(15.9	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
JUICY COUTURE	$369,906	34.5%	$(17,420)	(4.7	) %
LUCKY BRAND	281,298	26.3%	(34,092)	(12.1	) %
KATE SPADE	202,769	18.9%	7,381	3.6%
International-Based Direct Brands	--	--%	(8,963)	--%
Adelington Design Group & Other	217,685	20.3%	(13,341)	(6.1	) %
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
JUICY COUTURE	$129,837	35.6%	$(8,139)	(6.3	) %
LUCKY BRAND	111,797	30.7%	(3,249)	(2.9	) %
KATE SPADE	101,880	27.9%	8,324	8.2%
Adelington Design Group & Other	21,042	5.8%	2,783	13.2%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
JUICY COUTURE	$137,435	36.1%	$2,157	1.6%
LUCKY BRAND	100,676	26.4%	(7,838)	(7.8	) %
KATE SPADE	75,386	19.8%	4,060	5.4%
International-Based Direct Brands	--	--%	(3,110)	--%
Adelington Design Group & Other	67,196	17.7%	(931)	(1.4	) %
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

GEOGRAPHIC DATA:

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Nine Months Ended September 29, 2012 (39 weeks)
Domestic	$972,921	95.5%	$(61,464)	(6.3	) %
International	45,640	4.5%	(9,302)	(20.4	) %
Totals	$1,018,561	100.0%	$(70,766)	(6.9	) %

Nine Months Ended October 1, 2011 (39 weeks)
Domestic	$1,025,900	95.7%	$(77,968)	(7.6	) %
International	45,758	4.3%	11,533	25.2%
Totals	$1,071,658	100.0%	$(66,435)	(6.2	) %

Dollars in thousands	Net Sales	% to Total	Operating (Loss) Income	% of Sales
Three Months Ended September 29, 2012 (13 weeks)
Domestic	$344,147	94.4%	$(394)	(0.1	) %
International	20,409	5.6%	113	0.6%
Totals	$364,556	100.0%	$(281)	(0.1	) %

Three Months Ended October 1, 2011 (13 weeks)
Domestic	$363,550	95.5%	$(9,442)	(2.6	) %
International	17,143	4.5%	3,780	22.1%
Totals	$380,693	100.0%	$(5,662)	(1.5	) %

There were no significant changes in segment assets during the nine and three months ended September 29, 2012.